Roll-Forward of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 1,070	$ 1,071
Addition for tax positions related to the current period	1,065
Decrease due to the change of tax rate		(1)
Reduction due to lapse of statute of limitation	(300)
Balance at December 31	$ 1,835	$ 1,070